RELATED PARTY TRANSACTIONS (Details Narrative)																3 Months Ended	6 Months Ended					12 Months Ended
	Jan. 05, 2026	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 18, 2025 shares	Oct. 28, 2025 shares	Oct. 24, 2025 $ / shares shares	Jul. 18, 2025 USD ($) shares	Jul. 08, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	May 19, 2025 USD ($)	Nov. 28, 2024 USD ($)	Sep. 02, 2024 USD ($)	Jul. 08, 2024 USD ($)	Mar. 10, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Jun. 30, 2025 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Oct. 25, 2025 $ / shares	Jun. 24, 2025 USD ($)	May 19, 2025 PLN (zł)	Nov. 28, 2024 PLN (zł)	Sep. 02, 2024 PLN (zł)	Mar. 10, 2024 PLN (zł)	Feb. 24, 2024	Feb. 20, 2024 PLN (zł)
Defined Benefit Plan Disclosure [Line Items]
Number of value issued																				$ 25,000
Number of shares forfeiture | shares		0																	0
Redeem public share percentage								100.00%											100.00%	100.00%
Share price | $ / shares					$ 9.59			$ 0.033	$ 0.033												$ 0.033
Working capital loans		$ 3,000,000														$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000		$ 3,000,000
Conversion, per share | $ / shares		$ 10.00														$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00		$ 10.00
CADV Ventures S.A [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayment of debt																						$ 233,730
Kukugan Invest [Member]
Defined Benefit Plan Disclosure [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor																Successor	Successor	Successor		Predecessor	Predecessor
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued | shares					900,000
Share price | $ / shares		$ 10.00														$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00		$ 10.00		$ 10.00
IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued | shares					6,000,000
Ordinary shares percentage						20.00%		20.00%
Share price | $ / shares					$ 10.00
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued | shares						1,725,000		1,725,000
Number of value issued						$ 25,000		$ 25,000
Sponsors fee							$ 10,000						$ 10,000			$ 30,000			$ 60,000
Sponsor [Member] | Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares forfeiture | shares				0		225,000		225,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount																									$ 350,000
WKM Ltd [Member] | CADV Ventures S.A [Member]
Defined Benefit Plan Disclosure [Line Items]
Lent loan															$ 97,532																zł 400,000
Annual interest rate																														3.00%
Maturity term															2 years
Wojciech Kaszycki [Member] | CADV Ventures S.A [Member]
Defined Benefit Plan Disclosure [Line Items]
Annual interest rate		4.31%																		4.31%		4.31%	7.22%
Repayment of debt																						$ 156,767
Kogom Ltd [Member] | CADV Ventures S.A [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued | shares			19,440,939
WKM Two [Member] | CADV Ventures S.A [Member]
Defined Benefit Plan Disclosure [Line Items]
Lent loan										$ 8,779	$ 2,764	$ 2,513		$ 6,281												zł 33,000	zł 11,000	zł 10,000	zł 25,000
Annual interest rate										2.00%	2.00%	2.00%		2.00%												2.00%	2.00%	2.00%	2.00%
Maturity term										1 year	1 year	1 year		1 year
Repayment of debt																						$ 76,963